Summary of Preferred Stock Conversion Ratio (Detail)	12 Months Ended
Dec. 31, 2014
Series A Preferred Stock
Class of Stock [Line Items]
Preferred Shares, Conversion Ratio	1.094
Series A1 Preferred Stock
Class of Stock [Line Items]
Preferred Shares, Conversion Ratio	1.485
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Shares, Conversion Ratio	1.000
Series B1 Preferred Stock
Class of Stock [Line Items]
Preferred Shares, Conversion Ratio	1.000 [1]
Series B2 Preferred Stock
Class of Stock [Line Items]
Preferred Shares, Conversion Ratio	1.000
Series B3 Preferred Stock
Class of Stock [Line Items]
Preferred Shares, Conversion Ratio	1.000

[1]	with respect only to the Series B1 preferred shares, serial numbers 226,503 to 257,565 (inclusive), the Conversion Price was 1.543, which results in a Conversion Ratio of 1.001451717.